DESCRIPTION OF TRANSCANADA'S BUSINESS	12 Months Ended
Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
DESCRIPTION OF TRANSCANADA'S BUSINESS
DESCRIPTION OF TRANSCANADA'S BUSINESS
TransCanada Corporation (TransCanada or the Company) is a leading North American energy infrastructure company which operates in three core businesses, Natural Gas Pipelines, Liquids Pipelines and Energy, each of which offers different products and services. As a result of the acquisition of Columbia Pipeline Group, Inc. (Columbia) and the pending monetization of the United States (U.S.) Northeast power business, the Company has revised its reporting segments from Natural Gas Pipelines, Liquids Pipelines, Energy and Corporate, to Canadian Natural Gas Pipelines, U.S. Natural Gas Pipelines, Mexico Natural Gas Pipelines, Liquids Pipelines, Energy and Corporate as at December 31, 2016. The Corporate segment is non-operational, consisting of corporate and administrative functions. The revised structure aligns with the information reviewed by the Chief Operating Decision Maker (CODM). Historical financial results for the years ended December 31, 2015 and 2014 have been adjusted to align with this change in the Company's segmented reporting.
Canadian Natural Gas Pipelines
The Canadian Natural Gas Pipelines segment consists of the Company's investments in 40,111 km (24,923 miles) of regulated natural gas pipelines.
U.S. Natural Gas Pipelines
The U.S. Natural Gas Pipelines segment consists of the Company's investments in 49,776 km (30,933 miles) of regulated natural gas pipelines, 535 Bcf of regulated natural gas storage facilities, midstream and other assets.
Acquired as part of Columbia on July 1, 2016, the Company owns and operates:

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Columbia Gas – an interstate natural gas transportation pipeline and storage system, which has largely operated as a means to transport gas from the Gulf Coast, via Columbia Gulf, from various pipeline interconnects and from production areas in the Appalachian region to markets in the midwest, Atlantic, and northeast regions.

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Columbia Gulf – a long-haul interstate natural gas transportation pipeline system that was originally designed to transport supply from the Gulf of Mexico to major supply markets in the U.S. Northeast. The pipeline is now transitioning and expanding to accommodate new supply from the Appalachian basin at its interconnect with Columbia Gas and other pipelines to deliver natural gas across various Gulf Coast markets.

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Millennium – a 47.5 per cent ownership interest in Millennium Pipeline, which transports natural gas primarily sourced from the Marcellus shale to markets across southern New York and the lower Hudson Valley, as well as to New York City through its pipeline interconnections.

•	Crossroads – an interstate natural gas pipeline operating in Indiana and Ohio.

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Midstream – this business provides natural gas producer services including gathering, treating, conditioning, processing, compression and liquids handling in the Appalachian Basin, and includes a 47 per cent interest in Pennant Midstream.

Mexico Natural Gas Pipelines
The Mexico Natural Gas Pipelines segment consists of the Company's investments in 1,617 km (1,005 miles) of regulated natural gas pipelines in Mexico. This segment also includes the Company's 46.5 percent interest in the TransGas pipeline located in Colombia and prior to its sale in November 2014, the Company's interest in Gas Pacifico/INNERGY in South America.
Liquids Pipelines
The Liquids Pipelines segment consists of the Company's investment in 4,324 km (2,687 miles) of crude oil pipeline systems which connect Alberta and U.S. crude oil supplies to U.S. refining markets in Illinois, Oklahoma and Texas.
Energy
The Energy segment primarily consists of the Company's investments in 18 power generation plants and 118 Bcf of non-regulated natural gas storage facilities. These include Canadian plants in Alberta, Ontario, Québec and New Brunswick, and U.S. plants in New York, New England, Pennsylvania and Arizona. At December 31, 2016, five power generation plants in New York and New England, Pennsylvania are classified as Assets held for sale. Refer to Note 6, Assets held for sale, for further information.